Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

22.Income Taxes

Reconciliation of Effective Tax Rate

The Company is subject to Canadian federal and provincial tax for the estimated assessable profit for the years ended December 31, 2020 and 2021 at a rate of 27%. The Company had no assessable profit in Canada for all periods disclosed.

The income tax expense at statutory rates for the Company can be reconciled to the reported loss for the years 2021 and 2020 per the statement of loss and comprehensive loss as follows:

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Net loss for the year	$(141,299)	$(56,631)
Canadian Federal and Provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$(38,151)	$(15,290)
Permanent differences	8,597	981
Effect of differences in future and foreign tax rates	22,721	11,152
Foreign exchange and other	1	(142)
Expiry of losses as a result of the Business Combination (Note 6)	9,181	—
Valuation allowance changes affecting the provision of income taxes	(2,349)	3,299
Total income taxes	$—	$—

The Company currently has no uncertain tax positions and is therefore not reflecting any adjustments.

Components of the Company’s deferred income tax assets/(liabilities) are as follows:

	December 31, 2021	December 31, 2020
Deferred Tax Assets
Non-capital losses	$7,409	$10,925
Capital losses and other	—	70
Equipment	90	5
Share issuance costs	10	75
Total deferred income tax assets	$7,509	$11,075
Valuation allowance	(7,509)	(11,075)
Deferred tax asset recognized	$—	$—

Deferred Tax Liability
Difference between the book value and the tax basis of the TOML exploration contract (Note 7)	$(10,675)	$(10,675)
Deferred tax liability recognized	$(10,675)	$(10,675)

Deductible temporary differences, unused tax losses and unused tax credits are as follows:

	December 31, 2021	December 31, 2020	Expiry Date Range

Non-capital losses	$33,645	$45,313	See below
Capital losses	$—	$520	Not applicable
Equipment	$333	$19	Not applicable
Share issuance costs	$37	$276	Not applicable

As at December 31, 2021, the Company had non-capital loss carry-forwards of $34 million that may be used to offset future taxable income. Non-capital losses incurred in Canada prior to closing of the Business Combination (Note 6) have been restricted upon the acquisition of control event and may no longer be available to offset future taxable income.

These losses, if not utilized, will expire as follows:

	Canada	United States	Singapore	Tonga
2035	$—	$2	$—	$—
2041	2,675	—	—	—
No expiry	—	—	13,230	17,738
Loss carry-forwards	$2,675	$2	$13,230	$17,738

As at December 31, 2020, the non-capital loss carry-forwards of $45 million pertained to the following:

	Canada	United States	Singapore	Tonga
Loss carry-forwards	$20,704	$3	$10,214	$14,392

The Company files income tax returns in Canada, the United States, Singapore and Tonga, and is subject to examination in these jurisdictions for all years since the Company’s inception in 2011. As at December 31, 2021, all tax years are subject to examination by the tax authorities and no tax authority audits are currently underway. Fiscal years outside the normal statute of limitation remain open to audit by tax authorities due to tax attributes generated in those early years which have been carried forward and may be audited in subsequent years when utilized. The timing of the resolution, settlement and closure of any income tax audits is highly uncertain, and the Company is unable to estimate the full range of possible adjustments to the balance of gross unrecognized tax benefits. It is possible that the balance of gross unrecognized tax benefits could significantly change in the next twelve months. As at December 31, 2021, the 2021 tax year filings for the Company and its subsidiaries (where applicable) remain unfiled and have not been assessed by the relative tax authorities.